Interests in associates and joint ventures	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
Interests in associates and joint ventures

10	Interests in associates and joint ventures
At 30 June 2025, the carrying amount of HSBC’s interests in associates and joint ventures was $28,202m (31 December 2024: $28,909m).

Principal associates of HSBC
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	21,348	13,145	22,367	11,631
Saudi Awwal Bank	5,245	5,724	5,027	5,705
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Share of profit in associates and joint ventures
	Half year to
	30 Jun 2025	30 Jun 2024
	$m	$m
Bank of Communications Co., Limited	1,260	1,257
Saudi Awwal Bank	345	317
Other associates and joint ventures	46	52
Share of profit in associates and joint ventures	1,651	1,626
Less: Impairment of interest in BoCom	(1,000)	—
Bank of Communications Co., Limited
The results for the period ended 30 June 2025 included a $1.1bn loss from the dilution of our shareholding and a $1.0bn impairment to the carrying value of the Group’s interest in BoCom.
The Group’s interest in BoCom reduced from 19.03% to 16.00% following the completion of a capital issuance by BoCom on 17 June 2025.
The dilution of the Group’s interest resulted in a pre-tax loss of $1.1bn, recognised in ‘Other operating (expense)/income’ in the Group’s consolidated income statement. The loss is not deductible for tax purposes as a consequence of our shareholding in BoCom being held for long-
term investment purposes.
In addition, the Group performed an impairment test on the carrying amount at 30 June 2025, which resulted in an impairment of $1.0bn, as the recoverable amount as determined by a value-in-use calculation was lower than the carrying value, recognised within ‘Impairment of interest in associate’. Consistent with prior periods, our value-in-use calculation uses both historical experience and market participant views to estimate future cash flows, relevant discount rates and associated capital assumptions.
We remain strategically committed to mainland China and continue our valued, strategic partnership with BoCom.
HSBC’s Interest
The Group’s investment in BoCom continues to be classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including the Group’s latest shareholding, representation on BoCom’s Board of Directors, and participation in a resource and experience sharing agreement. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28
‘Investments in Associates and Joint Ventures’, whereby the investment is initially recognised at cost and adjusted thereafter for the post-
acquisition change in the Group’s share of associate’s net assets. An impairment test is required if there is any indication of impairment or reversal.
The fair value of the Group’s investment in BoCom had been below its carrying amount. No impairment (or reversal) was required for the year ended 31 December 2024.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying amount.
Impairment testing
At 30 June 2025, the Group concluded that there were indications of impairment. As part of this assessment, the Group performed an impairment test on the carrying amount with an updated VIU calculation, which resulted in an impairment of $1.0bn, as the recoverable amount as determined by the VIU calculation was lower than the carrying amount. The impairment was recognised within ‘Impairment of interest in associate’. The carrying amount of the investment after impairment was $21.3bn (31 December 2024: $22.4bn) with a fair value of $13.1bn
(31 December 2024: $11.6bn). The impairment loss is not deductible for tax purposes.
Basis of recoverable amount
The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ’Impairment of Assets’. Those cash flows used estimates based on BoCom’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment, which will be considered at the relevant time should they arise. Significant management judgement is required in arriving at the best estimate.
The VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in increases or reductions in the VIU include changes in BoCom’s short-
term performance, a change in regulatory capital requirements or revisions to the forecast of BoCom’s future profitability.
There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings. Forecast earnings growth over the short to medium term continues to be lower than recent (within the last five years) actual growth, and reflects the impact of recent macroeconomic, policy and industry factors in mainland China. As a result of management’s intent to continue to retain its investment for the long term, earnings beyond the short to medium term are extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The CMC reflects the revised capital requirements arising from revisions of the ratio of risk-weighted assets to total assets assumption. The principal inputs to the
CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Long-term profit growth rate: 3.00% (31 December 2024: 3.00%) for periods after 2028, which does not exceed forecast GDP growth in mainland China and is similar to forecasts by external analysts.
–Long-term asset growth rate: 3.25% (31 December 2024: 3.25%) for periods after 2028, which is the rate that assets are expected to grow to achieve long-term profit growth of 3.00%.
–Discount rate: 8.08% (31 December 2024: 8.53%), which is based on a capital asset pricing model (‘CAPM’), using market data. The discount rate used is within the range of 7.1% to 8.9% (31 December 2024: 7.1% to 8.8%) indicated by the CAPM, and decreased primarily as a consequence of a market-driven reduction in the risk-free rate.
–Expected credit losses (‘ECL’) as a percentage of loans and advances to customers: ranges from 0.74% to 0.88% (31 December 2024:
0.74% to 0.93%) in the short to medium term, reflecting reported credit experience in mainland China. For periods after 2028, the ratio is
0.87% (31 December 2024: 0.97%), reflecting the anticipated continuation of BoCom’s lower average ECL as a percentage of loans and advances to customers experienced in recent years.
–Risk-weighted assets as a percentage of total assets: ranges from 62.0% to 63.3% (31 December 2024: 62.0% to 62.5%) in the short to medium term, reflecting higher risk-weights in the short term followed by an expected reversion to recent historical levels. For periods after
2028, the ratio is 62.0% (31 December 2024: 62.0%), which is similar to BoCom’s actual results in recent years.
–Loans and advances to customers growth rate: ranges from 8.0% to 9.0% (31 December 2024: 7.5% to 9.5%) in the short to medium term, which is similar to BoCom’s actual results in recent years. Increases in the forecast growth rate of loans and advances to customers results in higher forecast ECL.
–Operating income growth rate: ranges from 1.9% to 9.1% (31 December 2024: 0.1% to 9.9%) in the short to medium term, which is similar to BoCom’s actual results in recent years. The projected net interest income over the medium term reduced to reflect forecasted pressure on net interest margin compared with the prior period, which led to a net reduction in the VIU.
–Cost-income ratio: ranges from 35.0% to 39.5% (31 December 2024: 34.6% to 39.8%) in the short to medium term. These ratios are similar to BoCom’s actual results in recent years and forecasts disclosed by external analysts.
–Long-term effective tax rate: 15.0% (31 December 2024: 15.0%) for periods after 2028, which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/Group of 20 (‘G20’) Inclusive Framework on Base Erosion and Profit Shifting.
–Capital requirements: capital adequacy ratio of 12.5% (31 December 2024: 12.5%) and tier 1 capital adequacy ratio of 9.5% (31 December
2024: 9.5%), based on BoCom’s capital risk appetite and capital requirements respectively.
The VIU is highly sensitive to the assumptions above. To indicate the scale of that sensitivity, we also disclose the reasonably possible range of
VIU-based changes to these assumptions. This is based on impacts arising from the favourable/unfavourable change in the earnings in the short to medium term, the expected credit losses as a percentage of loans and advances to customers, and a 50bps increase/decrease in the discount rate. At 30 June 2025, we estimate that the reasonably possible range of VIU is $11.0bn to $29.6bn (31 December 2024: $13.5bn to
$30.8bn), acknowledging that the fair value of the Group’s investment has ranged from $6.8bn to $13.1bn over the last five years as at the date of the impairment test. All other long-term assumptions, and the basis of the CMC, have been kept unchanged when determining the reasonably possible range of the VIU.
Saudi Awwal Bank
The Group’s investment in Saudi Awwal Bank (‘SAB’) is classified as an associate. HSBC is the largest shareholder in SAB with a shareholding of 31%. Significant influence in SAB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
There were no indicators of impairment at 30 June 2025. The fair value of the Group’s investment in SAB of $5.7bn was above the carrying amount of $5.2bn.